Subsequent events (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Sales price gross	$ 4,403,662	$ 3,586,045	$ 10,401,339	$ 8,248,407
GameSquare Financing
Statement [Line Items]
Description of backstop agreement			the execution and delivery of the Merger Agreement and in connection with the Pipe Financing, GameSquare entered into the Backstop Agreement. Pursuant to the Backstop Agreement, to the extent necessary to close the PIPE Financing with no less than $10,000,000, GameSquare has secured a commitment of up to $10,000,000 from the Backstop Investor, to purchase shares of GameSquare’s
Description of raising of additional capital			(i) a private placement in public equity to raise $10,000,000 through the sale of GameSquare Common Stock (the “Pipe Financing”), subject to reduction to the minimum extent necessary based on applicable restrictions pertaining to GameSquare’s issuance of shares of GameSquare Common Stock under NASDAQ Listing Rule 5635, or any other applicable rule imposed by applicable stock exchanges, which financing is supported by the backstop obligation by Goff & Jones Lending Co, LLC (the “Backstop Investor”) under the Backstop Agreement; (ii) GameSquare shall have entered into an asset-based loan facility agreement (the “Financing and Security Agreement”) with SLR Digital Finance LLC, as lender (the “Lender”), having a three (3) year term and providing for maximum aggregate borrowings thereunder at any one time of not less than $10,000,000
Sales price gross			$ 4,000,000
FranklyMediaLLCMember
Statement [Line Items]
Description related to definitive agreement			Frankly provides an online content management platform and related content services for approximately 700+ radio stations. In exchange for the Frankly technology platform and customer accounts, SoCast has agreed to pay Frankly US$4 million, which includes US$3 million upon closing of the transaction and up to an additional US$1 million based on future revenue derived from the radio assets